Related parties - Directors and key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Felipe Bayon
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Jaime Caballero
Disclosure of transactions between related parties [line items]
Key Management Personnel Shareholding Description	<1% outstanding shares
Executive officers
Disclosure of transactions between related parties [line items]
Key management personnel compensation, post-employment benefits		$ 13,413	$ 18,740